Jan. 28, 2025
Amplify CWP Growth & Income ETF
AMPLIFY CWP GROWTH & INCOME ETF
INVESTMENT OBJECTIVES
The Amplify CWP Growth & Income ETF seeks to provide capital appreciation as its primary investment objective and to provide high current income as its secondary investment objective.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify CWP Growth & Income ETF Amplify CWP Growth & Income ETF
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.55%
[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS
Amplify CWP Growth & Income ETF | Amplify CWP Growth & Income ETF | USD ($)	56	176

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in growth-oriented U.S. exchange-traded equity securities (“Equity Securities”) and will opportunistically utilize an “option strategy” consisting of writing (selling) U.S. exchange-traded call option contracts on such Equity Securities. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Capital Wealth Planning, LLC (“CWP” or a “Sub-Adviser”) and Penserra Capital Management LLC (“Penserra” or a “Sub-Adviser”, and collectively with CWP, the “Sub-Advisers”) each serve as investment sub-advisers to the Fund. Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services in accordance with the investment advice formulated by, and model portfolios delivered by, CWP and Amplify Investments. The Sub-Advisers are not affiliated with the Fund or Amplify Investments.

The Fund’s portfolio is strategically designed to offer high levels of total return on a risk-adjusted basis. The portfolio consists primarily of large-capitalization stocks which exhibit growth characteristics and deliver cash flows from dividend and/or option income while offering the potential for capital appreciation. Due to the growth characteristics of some large-capitalization stocks, not all holdings in the portfolio will pay a dividend. CWP constructs a portfolio that is diversified across the growth stocks represented by the Russell 1000 Growth Index and sells call option contracts tactically to generate additional income. CWP actively manages sector allocation and opportunities to participate in defensive and cyclical trends within economic cycles. CWP also screens for growth stocks that have a history of increasing earnings or possess strong competitive advantages.

Equity Securities Portfolio. CWP seeks to identify Equity Securities by selecting common stock of large capitalization companies from the Russell 1000 Growth Index that CWP believes are likely, over time, to grow their earnings and cash flow and sustain their competitive advantages. In accordance with this investment methodology, CWP seeks to identify Equity Securities of companies that are likely to grow their earnings with consistency. In constructing its portfolio of approximately 20 to 40 of such Equity Securities (the “Portfolio”), CWP considers which sectors within the Russell 1000 Growth Index appear to be outperforming relative to the overall market and over-weights those sectors by selecting Equity Securities that are outperforming relative to their peers within such sectors. Under normal market circumstances, the Portfolio’s aggregate exposure to any one sector will be less than 50%, and the maximum weighting of each of the Equity Securities will be no more than 15%. The Equity Securities held by the Fund will, on an ongoing basis, be screened and adjusted according to other investment attributes, including market capitalization, management track record, earnings, cash flows and return on equity.

Call Option Strategy. The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund. A premium is the income received by an investor who sells or writes an option contract to another party. CWP seeks to lower risk and enhance total return by tactically selling short-term call option contracts (specifically, those option contracts with expiration dates of one-month or less) on some, or all, of the Equity Securities in the Portfolio. Specifically, CWP seeks to provide gross income of approximately 0-2% from dividend income and 4-6% from option premium, plus the potential for capital appreciation. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the reference security beyond the predetermined strike price in exchange for the premium income received. Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call option contracts tactically, rather than keeping all positions covered and limiting potential upside. The Fund may also employ its tactical, short-term option strategy to sell uncovered call options, meaning the Fund does not directly own the securities underlying the option contracts, on broad market indexes and exchange-traded funds (“ETFs”) in order to hedge market exposure and add or remove risk to the Portfolio based on market conditions.

Cash Equivalent and Short-Term Investments. The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings or cash varies and depends on several factors, including market conditions. Under normal market conditions, the Fund will invest 5% or less of its assets in such holdings or cash.

For more information on the Fund’s principal investment strategy please refer to the section entitled “Additional Information About the Fund’s Strategies and Risks — Principal Investment Strategies”. As of September 30, 2024, the Fund has significant exposure to the communication services and information technology sectors.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.